Consolidated Statements of Profit or Loss and Other Comprehensive Income	12 Months Ended
	Dec. 31, 2025 MYR (RM) RM / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 MYR (RM) RM / shares	Dec. 31, 2023 MYR (RM) RM / shares
Total revenue	RM 73,130,666	$ 18,030,243	RM 40,860,882	RM 18,471,272
Cost of revenue	(51,245,877)	(12,634,585)	(26,045,710)	(10,207,774)
Gross profit	21,884,789	5,395,658	14,815,172	8,263,498
Selling and promotion expenses	(1,909,465)	(470,775)	(208,618)	(434,345)
General and administrative expenses	(6,817,174)	(1,680,763)	(6,099,464)	(1,475,338)
Other income	219,208	54,045	173,293	34,093
Credit loss on trade receivables	(286,974)	(70,753)	(661,263)	(66,915)
Operating profit	13,090,384	3,227,412	8,019,120	6,320,993
Loss on redeemable convertible preference shares redemption				(704,900)
Finance costs	(1,099,631)	(271,111)	(1,673,335)	(505,826)
Profit before taxation	11,990,753	2,956,301	6,345,785	5,110,267
Income tax expenses	(5,407,750)	(1,333,272)	(2,833,617)	(1,355,882)
Profit for the year	6,583,003	1,623,029	3,512,168	3,754,385
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of foreign operations	1,148,373	283,129	105,620	49,030
Other comprehensive income for the year	1,148,373	283,129	105,620	49,030
Total comprehensive income for the year	RM 7,731,376	$ 1,906,158	RM 3,617,788	RM 3,803,415
Earnings per share
- Basic (in Dollars per share and Ringgits per share) | (per share)	RM 0.32	$ 0.08	RM 0.18	RM 0.19
- Diluted (in Dollars per share and Ringgits per share) | (per share)	RM 0.32	$ 0.08	RM 0.18	RM 0.19
Third parties
Total revenue	RM 73,130,666	$ 18,030,243	RM 39,427,866	RM 12,998,053
Related parties
Total revenue			RM 1,433,016	RM 5,473,219